May 3, 2013
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Mr. Mark Cowan Document Control — EDGAR

RE:	RiverSource Variable Annuity Account (“Registrant”)
RiverSource® Builder Select Variable Annuity
RiverSource® Signature One Select Variable Annuity
RiverSource® Signature One Variable Annuity
Wells Fargo Advantage® Variable Annuity
Wells Fargo Advantage® Builder Variable Annuity
File Nos.: 333-139762/811-7195
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 17 (Amendment). This Amendment was filed electronically on April 25, 2013.
If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177 or Boba Selimovic at (612) 671-7449.

Sincerely,
/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and Assistant Secretary